Operations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Operations
1.	OPERATIONS
Embraer S.A. (“Embraer” or “the Company”) is a publicly held company incorporated under the laws of the Federative Republic of Brazil (“Brazil”) with headquarters in São José dos Campos, State of São Paulo. The Company’s shares (B3: EMBR3, NYSE: ERJ) are listed in the enhanced corporate governance segment of the Stock Exchange in Brazil (“B3”), known as the New Market (“Novo Mercado”). Embraer S.A. has also issued American Depositary Shares (evidenced by American Depositary Receipts - ADRs) which are registered with the Securities and Exchange Commission (“SEC”) and listed on the New York Stock Exchange (“NYSE”). The corporate purpose of the Company is:

•	To design, build and market aircraft and aerospace materials and related accessories, components and equipment;

•	To perform and carry out technical activities related to the manufacturing and maintenance of aerospace materials;

•	To contribute training technical personnel as necessary for the aerospace industry;

•	To engage in and provide services for other technological, industrial, commercial, and service activities related to the aerospace industry;

•
To design, build and market equipment, materials, systems, software, accessories, and components for the defense, security, and energy industries, as well as promote and carry out technical activities related to the manufacturing and servicing thereof;

•	To conduct other technological, industrial, commercial and services activities related to the defense, security, and energy industries.
The Company has strategic divisions, which are its reportable segments (see Note 36): Commercial Aviation, Executive Aviation, Defense & Security and Services & Support.
1.1 Significant events in the fiscal year and its impacts in the consolidated financial statements
1.1.1 Russia – Ukraine conflict
The Company has suspended the supply of parts, maintenance, and technical support services for certain customers to comply with the sanctions imposed on Russia, Belarus and certain regions of Ukraine by laws of jurisdictions to which Embraer is subject.
The Company continues to monitor its supply chain in view of the uncertainties related to the conflict between Russia and Ukraine and the challenges of the current macroeconomic scenario, as well as the impacts of inflation. While there is no immediate concern about the availability of titanium in our supply chain, given the Company´s inventory position and existing alternative sources in other countries, Embraer will continue to monitor its supply chain to identify potential restrictions.
On December 31, 2023, the Company had no material assets or liabilities exposed to Russia, Belarus or Ukraine, therefore no relevant accounting impact was identified at the date of authorization for issuance of these consolidated financial statements.
1.1.2 Israel – Hamas conflict
Depending on the evolution and developments, the conflict between Israel and Hamas could impact the Company’s supply chain. The Company has been closely monitoring these potential impacts, along with other things related to operations and customers.
As of December 31, 2023, the Company has no material assets or liabilities exposed to Israel or Palestine, therefore no relevant accounting impact has been identified until the date of authorization for issuing these consolidated financial statements.

1.1.3 Formation of Nidec Aerospace, LLC.
In June 2023, the Company and Nidec Motor Corporation (“NMC”) entered into a Framework Agreement for the creation of a new entity called Nidec Aerospace, LLC (“Newco”) for the joint development and manufacturing of electrical propulsion systems for aeronautical use, including for vertical take-off
and landing vehicles and fixed-wing aircraft.
The capital structure of this joint venture is segregated between the Company and NMC, with the Company holding
 49%
of the share capital. Initially, Newco’s management will be led by a board of directors made up of four members, with two appointed by each shareholder. Upon obtaining the applicable air certification for the electrical propulsion system, Newco’s board of directors will consist of five members, with three appointed by NMC and two by the Company.
In October 2023, after satisfying all precedent conditions, including competitive approvals, the transaction was completed (“Closing”). On the closing date, the Company contributed US$

6 million to Newco. The total contribution by partners, in the form of equity or loans, will total US$ 78 million by 2026.
1.1.4 Repurchase and issuance of debt instruments
Between the months of June 2023 and September 2023, through a repurchase offer, the Company repurchased US$1,375.5 of the following notes in circulation:

•	US$ 952.8: redemption of all notes bearing interest at 5.05 % p.a. and maturity in 2025 .

•	US$ 205.9: partial redemption of notes bearing interest at 5.40% p.a. and maturity in 2027.

•	US$ 189.7: partial redemption of notes bearing interest at 6.95% p.a. and maturity in 2028.
The Company recognized US$ 5.4 in the financial result as a gain arising from the repurchase transactions of the notes in circulation listed above.
Additionally, in July 2023 the Company issued US$ 750.0 in debt securities maturing in 2030.
For additional information, see Note 19.
1.1.5 Renegotiation with customer
In September 2023, the Company concluded the debt renegotiation with one of its clients. The renegotiated amounts will be remunerated at 7.5% p.a. and settled by 2030. Furthermore, the renegotiation considers the receipt of an equity instrument from the counterparty. The main impact of this renegotiation was the derecognition of existing assets, initially classified as customer financing, and the subsequent recognition of modified assets, as presented in Note

6 and Note 9.
A result of such renegotiation had no significant effect on the Company’s profit or loss for the year ended on December 31, 2023.
1.1.6 Sale of AllowMe Tecnologias Ltda. (“AllowMe”)
In September 2023, the Board of Directors approved the sale of all the capital shares held by the Company, which represents a 77% interest, in the subsidiary AllowMe. In that same month, the Company and Serasa S.A. signed the Share Purchase and Sale Agreement and Other Covenants with the purpose of selling AllowMe.
The transaction is aligned with the Company’s long-term strategy of focus and consistent growth in the cybersecurity market.
The transaction closed on November 1, 2023, and on this date, the sale price was received in cash by the Company. This transaction generated a net cash inflow of US$ 41.5 and a gain recognized in the result of US$ 36.6.